INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2018	2019

Customer relationships	8	532,322	547,322
Favorable leases	8	49,500	—
Licenses		6,000	6,000
		587,822	553,322
Less: accumulated amortization		(105,330)	(158,694)
Intangible assets, net		482,492	394,628

The Company's customer relationships and favorable leases were acquired in business combinations (note 8). Amortization of intangible assets was RMB25,103, RMB52,974 and RMB58,312 for the years ended December 31, 2017, 2018 and 2019, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2020	51,691
2021	51,691
2022	51,691
2023	50,149
2024	43,677
Thereafter	145,729
Total	394,628